Equity-accounted Investments - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Join Ventures Investment [Roll Forward]
Investments, beginning balance	$ 24,026
Capital contribution to JV	0	$ 9,272
Equity in loss	(10,131)	(11,617)	[1]
Cumulative translation adjustment due to foreign exchange	821	(4,552)
Investments, ending balance	13,901	24,026
Weichai Ballard JV
Join Ventures Investment [Roll Forward]
Investments, beginning balance	24,026	28,982
Capital contribution to JV	0	9,272
Recognition of 49% profit on inventory not yet sold to third party, net	1,205	549
Equity in loss	(9,931)	(11,599)
Cumulative translation adjustment due to foreign exchange	(1,399)	(3,178)
Investments, ending balance	$ 13,901	$ 24,026
Proportion of ownership interest in joint venture	49.00%	49.00%

[1]	Comparative information has been restated due to a discontinued operation (note 7).